Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative financial instruments
	Years Ended December 31,
	2021	2020

Balance, beginning of period	$—	$991,288
Inception of derivative financial instruments	—	211,498
Change in fair value of derivative financial instruments	—	(739,485)
Conversion or extinguishment of derivative financial instruments	—	(463,301)

Balance, end of period	$—	$—

Schedule of fair market value of the derivative financial instruments measured using assumptions
	Years Ended December 31,
	2021	2020

Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	—	0.05% to 1.61%
Expected life range (in years)	—	0.14 to 1.00
Volatility range	—	117.48% to 144.51%
Dividend yield	—	0.00%